Accrued Expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Summary of Accrued Expenses
As of June 30, 2023 and December 31, 2022, accrued expenses consisted of the following
(in thousands)
:

	June 30, 2023	December 31, 2022
Accrued compensation and benefits	$1,666	$1,486
Excise and property taxes payables	6,701	6,446
Interest and commitment fee payable	393	64
Reserve for settlement for non-accredited investors	185	282
Accrued Monarch legal settlement	1,314	1,314
Accrued professional services	4,121	3,555
Other accrued liabilities	921	1,593

Total accrued expenses	$15,301	$14,740

At December 31, 2022 and 2021, accrued expenses consisted of the following (
in thousands
):

	December 31,
	2022	2021
Accrued compensation and benefits	$1,486	$476
Excise and property taxes payables	6,446	3,768
Interest and commitment fee payable	64	3,257
Reserve for settlement for non-accredited investors	282	872
Accrued Monarch legal settlement	1,314	1,314
Accrued professional services	3,555	2,392
Other accrued liabilities	1,593	1,120

Total accrued expenses	$14,740	$13,199